Inventories - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 48,604	€ 44,462
Raw materials, write-down provision	20,167	18,855
Finished goods, write-down provision	€ 4,473	4,089
Shelf-life period	12 months
VLA2001
Disclosure Of Inventories [Line Items]
Raw materials, write-down provision	€ 17,200	17,200
IXIARO, DUKORAL and IXCHIQ
Disclosure Of Inventories [Line Items]
Raw materials and work in progress, write-down provision	26,900	23,200
Finished goods, write-down provision	€ 4,500	€ 4,100